Loans and Allowance for Credit Losses, PCI, Accretable Yield (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in accretable yield related to PCI loans [Abstract]
Total, beginning of period	$ 18,548	$ 15,961	$ 16,714	$ 14,559	$ 10,447
Addition of accretable yield due to acquisitions	1	3	128	0	0
Accretion into interest income	(1,833)	(2,152)	(2,206)	(2,392)	(2,601)
Accretion into noninterest income due to sales	(151)	(5)	(189)	(43)	(5)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	971	1,141	373	3,399	441
Changes in expected cash flows that do not affect nonaccretable difference	(144)	3,600	1,141	1,191	6,277
Total, end of period	$ 17,392	$ 18,548	$ 15,961	$ 16,714	$ 14,559